Stockholder's Equity - Common Stock (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 13, 2020 $ / shares	Dec. 31, 2019 $ / shares shares
Class of Stock [Line Items]
Common shares, shares issued (in shares)	23,000,000	23,000,000
Common shares, outstanding including shares subject to possible redemption				0
Common shares, shares outstanding (in shares)	23,000,000	23,000,000
Class A common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, issued including shares subject to possible redemption		23,000,000
Common shares, shares issued (in shares)	2,947,056	2,903,512		0
Common shares, outstanding including shares subject to possible redemption		23,000,000
Common shares, shares outstanding (in shares)	2,947,056	2,903,512		0
Common stock, shares subject to possible redemption	20,052,944	20,096,488		0
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares		20.00%
Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	10,000,000	10,000,000		10,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	5,750,000	5,750,000		5,750,000
Common shares, shares outstanding (in shares)	5,750,000	5,750,000		5,750,000
Common shares, votes per share | $ / shares	$ 1	$ 1
Beneficial ownership (as a percent)	20.00%	20.00%
Stockholders' Equity Note, Stock Split, Conversion Ratio	1
Number of Class A common stock issued upon conversion of each share (in shares)		1